Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration of Directors (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) payments annuity branch remuneration_component portion	Dec. 31, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferral period	5 years
Number of payments subject to fulfilment of specific objectives | portion	5
Deferred payment, number of annuities | annuity	3
Maximum achievement ratio	125.00%
Return on average tangible shareholders' equity (in percentage)	13.37%
Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Deferred payment, number of annuities | annuity	3
Deferred payment, percentage paid in cash	50.00%
Deferred payment, percentage paid in shares	50.00%
Fair value of plan, initial achievement	70.00%
Deferred variable compensation plan linked to multiannual objectives | Minimum
Disclosure of transactions between related parties [line items]
Deferral period	3 years
Deferred variable compensation plan linked to multiannual objectives | Maximum
Disclosure of transactions between related parties [line items]
Deferral period	5 years
Directors
Disclosure of transactions between related parties [line items]
Number of remuneration components | remuneration_component	2
By-law stipulated emoluments	€ 4,700,000	€ 4,800,000
Annual emoluments, per director	95,000	90,000
Directors | Maximum
Disclosure of transactions between related parties [line items]
Remuneration of directors approved by the board of directors	€ 6,000,000	€ 6,000,000
Directors | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferral period	5 years
Number of payments subject to fulfilment of specific objectives | payments	3
Chairman and CEO | Ana Botina and Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Pensionable base, expressed as a percent of fixed, percentage	22.00%
Pensionable base, expressed as a percent of fixed, bonus average	30.00%
Pensionable base, expressed as a percent of fixed, number of previous bonuses | branch	3